Financial instruments - Fair values and risk management - Fair value (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	€ 346.7	€ 1,585.5	€ 217.3
Liabilities measured at fair value	4,190.2	5,040.0	5,621.9
Financial assets and liabilities for which fair value is disclosed, at fair value
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,536.9	6,625.5	5,839.2
At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	346.7	1,585.5	217.3
Liabilities measured at fair value	397.8	38.6	85.6
Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	3,792.4	5,001.4	5,536.3
Level 2 | Financial assets and liabilities for which fair value is disclosed, at fair value
Disclosure of detailed information about financial instruments [line items]
Notional amount	4,536.9	6,625.5	5,839.2
Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	346.7	1,585.5	217.3
Liabilities measured at fair value	397.8	38.6	85.6
Level 2 | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	3,792.4	5,001.4	5,536.3
Foriegn currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	48.0	31.0	65.8
Foriegn currency forward contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	48.0	31.0	65.8
Foriegn currency forward contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	48.0	31.0	65.8
Jet fuel and carbon
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	349.8	7.6	19.8
Jet fuel and carbon | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	349.8	7.6	19.8
Jet fuel and carbon | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	349.8	7.6	19.8
Debt
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	2,740.7	3,727.7	3,630.5
Debt | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	3,792.4	4,952.2	5,356.4
Debt | Level 2 | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value	3,792.4	4,952.2	5,356.4
Trade payables (Non-current)
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value		49.2	179.9
Trade payables (Non-current) | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value		49.2	179.9
Trade payables (Non-current) | Level 2 | Not at fair value
Disclosure of detailed information about financial instruments [line items]
Liabilities measured at fair value		49.2	179.9
Foriegn currency forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	279.4	474.1	208.9
Foriegn currency forward contracts | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,076.6	6,705.5	3,069.3
Foriegn currency forward contracts | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	279.4	474.1	208.9
Foriegn currency forward contracts | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	279.4	474.1	208.9
GBP Currency Swaps
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value			5.4
Jet fuel and carbon
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	49.6	956.3
Jet fuel and carbon | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	63.7	1,106.8	5.4
Jet fuel and carbon | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	63.7	1,106.8	5.4
Currency swap contract
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	3.6	4.6	3.0
Currency swap contract | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	3.6	4.6	3.0
Currency swap contract | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	€ 3.6	€ 4.6	€ 3.0